Financial risk management - Currency mix of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedges
Risk management
Notional amount	€ 1,043	€ 968
Fair value hedges
Risk management
Notional amount	0	1,354
Fair value hedges | USD
Risk management
Notional amount		1,354
Hedges on net investment in foreign subsidiaries
Risk management
Notional amount	1,498	1,166
Hedges on net investment in foreign subsidiaries | USD
Risk management
Notional amount	208
Hedges on net investment in foreign subsidiaries | CNY
Risk management
Notional amount	783	788
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | USD
Risk management
Notional amount	450	606
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | CNY
Risk management
Notional amount	220	232
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | INR
Risk management
Notional amount	(175)	(153)
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | GBP
Risk management
Notional amount	(222)	(36)
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | USD
Risk management
Notional amount		1,354
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | CNY
Risk management
Notional amount		0
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | INR
Risk management
Notional amount		0
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | GBP
Risk management
Notional amount		0
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | USD
Risk management
Notional amount	135	0
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | CNY
Risk management
Notional amount	783	788
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | INR
Risk management
Notional amount	208	184
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | GBP
Risk management
Notional amount	152	106
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | USD
Risk management
Notional amount	786	750
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | CNY
Risk management
Notional amount	0	0
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | INR
Risk management
Notional amount	0	0
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | GBP
Risk management
Notional amount	0	0
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | USD
Risk management
Notional amount	(961)	(2,475)
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | CNY
Risk management
Notional amount	822	804
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | INR
Risk management
Notional amount	(718)	(346)
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | GBP
Risk management
Notional amount	100	52
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | USD
Risk management
Notional amount	735	205
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | CNY
Risk management
Notional amount	813	720
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | INR
Risk management
Notional amount	(200)	38
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | GBP
Risk management
Notional amount	€ 83	€ (108)